Other Assets: Current and Non-Current (Tables)	6 Months Ended
Jun. 30, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets
Other assets, current and non-current comprise of the following:

a) Other receivables, prepaid expenses and accrued income

(in thousands of $)	June 30, 2015	December 31, 2014
Loan receivables (a)	87,092	8,141
Corporation tax receivable	3,504	2,277
Total return equity swap asset	21,231	—
Prepaid expenses	2,555	3,119
Other receivables	13,298	3,961
	127,680	17,498

b) Other non-current assets

(in thousands of $)	June 30, 2015	December 31, 2014
Loan receivables (a)	53,000	—
Mark to market interest rate swaps valuation	6,995	12,603
Deferred tax asset	260	260
Other long term assets	57,176	55,579
	117,431	68,442

(a) As of June 30, 2015, we had loan receivables outstanding of $142.0 million which include mainly the following:

•	$12.0 million loan to Douglas Channel LNG Assets Partnership ("DCLAP")

A short-term loan of $7.0 million and $8.1 million, as of June 30, 2015 and December 31, 2014, respectively, provided to one of our former partners in the Douglas Channel project. The loan is secured, repayable on demand and earns interest at six-month LIBOR plus a margin (see note 18). This facility is included under "Other receivables, prepaid expenses and accrued income" in our condensed consolidated balance sheet

•	Bridging loan facility of $80.0 million

In March 2015, we provided a bridging loan facility of $80.0 million which is fully drawn down to Equinox to fund the purchase of the Golar Viking. This bridging loan facility matures on March 31, 2016. This facility is included under "Other receivables, prepaid expenses and accrued income" in our condensed consolidated balance sheet.

•	$39.5 million long term loan facility

In March 2015, we provided Equinox with a $39.5 million long term loan for a term of ten years. This loan is included under "Other non-current assets" in our condensed consolidated balance sheet.

•	$13.5 million long term loan facility

In March 2015, we provided PT PSU Indonesia (Equinox’s parent company) with a $13.5 million long term loan for a term of ten years. This loan is included under "Other non-current assets" in our condensed consolidated balance sheet.

All the above loan facilities are subject to fixed rate of interest of 1.15% and repayments are at the discretion of both lender and borrower, and otherwise settled on maturity.